Other Non-current Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Other Non Current Liabilities [Abstract]
Schedule of Other Non-current Liabilities

	As at March 31
Particulars	2022	2023
Deferred income	407	77
Other liabilities (related to Hotel Travel Group) (refer note 14)	4,320	—
Other liabilities (related to business combination) (refer note 7 (a) and 7 (c))	4,809	4,513
Total	9,536	4,590